TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes	$ 13,966	$ 6,792	$ 16,318
Deferred taxes	(963)	7,051	(2,580)
Income tax expense	13,003	13,843	13,738
Domestic	8,319	9,892	9,646
Foreign	4,684	3,951	4,092
Taxes in respect of prior years	$ 13,003	$ 13,843	$ 13,738